Customer Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Total Outstanding Balance
Customer Accounts Receivable				$ 1,527,862	$ 1,556,439
60 Days Past Due				151,807	165,757
Reaged				371,545	250,443
Net deferred origination fees and costs				(15,897)	(6,991)
Allowance for uncollectible accounts	$ (210,175)	$ (190,990)	$ (146,982)	(203,572)	(210,175)	$ (190,990)
Allowances for no-interest option credit programs				(20,960)	(21,207)
Total customer accounts receivables, net				1,287,433	1,318,066
Short-term portion of customer accounts receivable, net				(636,825)	(702,162)
Long-term portion of customer accounts receivable, net				650,608	615,904
Allowance for doubtful accounts and uncollectible interest for customer receivables [Abstract]
Allowance at beginning of period	210,175	190,990	146,982
Provision	260,833	281,872	258,157
Principal charge-offs	(237,685)	(229,945)	(184,841)
Interest charge-offs	(40,638)	(38,518)	(33,728)
Recoveries	10,887	5,776	4,420
Allowance at end of period	203,572	210,175	190,990
Average customer portfolio balance outstanding				1,500,700	1,552,475	1,458,326
Amounts included within past due and reaged accounts				80,800	66,700
Total amount of customer receivables past due one day or greater				401,000	406,100
Re-aged receivable balance				62,000
Variable Interest Entity, Primary Beneficiary [Member]
Total Outstanding Balance
Customer Accounts Receivable				1,085,385	1,015,837
60 Days Past Due				124,627	156,344
Reaged				300,348	238,375
Net deferred origination fees and costs				(9,332)	0
Allowance for uncollectible accounts	(150,435)	(150,435)		(143,115)	(150,435)
Total customer accounts receivables, net				914,710	849,490
Short-term portion of customer accounts receivable, net				(459,708)	(529,108)
Long-term portion of customer accounts receivable, net				455,002	320,382
Allowance for doubtful accounts and uncollectible interest for customer receivables [Abstract]
Allowance at beginning of period	150,435
Allowance at end of period	143,115	150,435
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Total Outstanding Balance
Customer Accounts Receivable				442,477	540,602
60 Days Past Due				27,180	9,413
Reaged				71,197	12,068
Customer Accounts Receivable [Member]
Total Outstanding Balance
Customer Accounts Receivable				1,374,269	1,417,581
60 Days Past Due				114,120	127,747
Reaged				217,952	111,585
Allowance for uncollectible accounts	(158,992)	(149,227)	(118,786)	(148,856)	(158,992)	(149,227)
Allowance for doubtful accounts and uncollectible interest for customer receivables [Abstract]
Allowance at beginning of period	158,992	149,227	118,786
Provision	189,786	219,084	204,499
Principal charge-offs	(177,682)	(183,235)	(150,237)
Interest charge-offs	(30,379)	(30,686)	(27,414)
Recoveries	8,139	4,602	3,593
Allowance at end of period	148,856	158,992	149,227
Average customer portfolio balance outstanding				1,357,455	1,423,445	1,355,804
Restructured Accounts [Member]
Total Outstanding Balance
Customer Accounts Receivable				153,593	138,858
60 Days Past Due				37,687	38,010
Reaged				153,593	138,858
Allowance for uncollectible accounts	(51,183)	(41,763)	(28,196)	(54,716)	(51,183)	(41,763)
Allowance for doubtful accounts and uncollectible interest for customer receivables [Abstract]
Allowance at beginning of period	51,183	41,763	28,196
Provision	71,047	62,788	53,658
Principal charge-offs	(60,003)	(46,710)	(34,604)
Interest charge-offs	(10,259)	(7,832)	(6,314)
Recoveries	2,748	1,174	827
Allowance at end of period	$ 54,716	$ 51,183	$ 41,763
Average customer portfolio balance outstanding				$ 143,245	$ 129,030	$ 102,522